Mark R. Greer
D 312.807.4393
F 312.827.8010
mark.greer@klgates.com

July 27, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Actively Managed Exchange-Traded Fund Trust
1933 Act Registration No. 333-147622
1940 Act Registration No. 811-22148

On behalf of PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 43 to the Trust’s registration statement under the Securities Act, which is also amendment no. 44 to its registration under the 1940 Act (the “Amendment”).

Reason for Amendment.  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act to change the name of a new series of the Trust, now designated the PowerShares Dividend Allocation Portfolio, and previously filed as the PowerShares Gold Allocation Portfolio with post-effective amendment no. 34 to the Trust’s registration statement.

Effective Date.  This filing is being made pursuant to Rule 485(a)(2) under the Securities Act, with a designated effective date 60 days after the date of this filing.

Comments. Please direct any comments on this filing to the undersigned at (312) 807-4393 or to Alan Goldberg at (312) 807-4227.

Very truly yours,

By:	/s/ Mark R. Greer
Mark R. Greer